December 28, 2009

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:    Artio Global Investment Funds (the “Trust”)
          File Nos. (33-47507) and (811-6652)
          Post–Effective Amendment No. 50

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, Regulation S-T and Rule 485(a) under the Securities Act of 1933, as amended, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 50 to the Trust’s current effective Registration Statement on Form N-1A. This filing contains the Prospectus and Statement of Additional Information for the eight series of the Trust and for Artio Global Equity Fund, Inc. The series of the Trust are: Artio International Equity Fund, Artio International Equity Fund II, Artio Total Return Bond Fund, Artio Global High Income Fund, Artio U.S. Microcap Fund, Artio U.S. Smallcap Fund Artio U.S. Midcap Fund, and Artio U.S. Multicap Fund (each a “Fund” and together the “Funds”).

This transmission contains a conformed signature page, the manually signed original of which, executed pursuant to Powers of Attorney, is maintained at the offices of the Trust’s Administrator, State Street Bank and Trust Company.

This filing is made primarily to: (i) comply with the new requirements of Form N-1A; and (ii) incorporate other non-material changes made to the Prospectus and Statement of Additional Information.

Pursuant to Rule 485(a), the Trust elects an effective date of March 1, 2010. We respectfully request your comments by February 12, 2010.

Please contact Jonathan Goldstein at 212-705-7525 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ Steven R. Howard

Steven R. Howard